Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings And Long-Term Debt

9. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings are comprised of notes payable to banks of ¥118,860 million at March 31, 2013 and notes payable to banks of ¥63,623 million and commercial paper of ¥6,000 million at March 31, 2012.

Stated annual interest rates on short-term borrowings ranged primarily from 0.21% to 6.60% and from 0.10% to 5.90% at March 31, 2013 and 2012, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2013 and 2012 were 1.40% and 0.99%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2013 and 2012. The terms of committed lines of credit are one year. The Company had no outstanding borrowings as of March 31, 2013 and 2012 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2013	2012
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2013	¥—	¥4,000
Yen notes (floating rate 0.69%)	2013	—	2,000
Yen notes (floating rate 0.45%)	2013	—	5,000
NOK notes (floating rate 9.68%)	2013	—	4,597
SEK notes (fixed rate 9.32%)	2013	—	1,237
U.S.$ notes (floating rate 1.00%)	2013	—	3,896
Yen notes (fixed rate 1.54%)	2013	—	10,000
Yen notes (fixed rate 1.27%)	2013	—	10,000
U.S.$ notes (floating rate 0.88%)	2014	4,335	3,892
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.77%)	2016	4,328	3,885
U.S.$ notes (floating rate 0.67%)	2016	3,029	2,719
U.S.$ notes (floating rate 0.88%)	2017	4,322	—
Yen notes (fixed rate 0.30%)	2018	20,000	—
Yen notes (fixed rate 0.51%)	2020	20,000	—
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		40,992	30,999
Unsecured		230,429	196,047
Capital lease obligations		4,222	3,340

Total		341,657	291,612
Less: current portion		(68,297)	(107,210)

		¥273,360	¥184,402

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2013 and 2012 were 1.54% and 1.68%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2013

(¥ in millions)
Years ending March 31:
2014	¥68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787

Total	¥341,657

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Trade notes	¥71	¥—
Trade accounts	1,054	—
Short-term finance receivables	14,636	14,716
Other current assets *1	534	273
Long-term finance receivables	31,679	20,688
Property, plant, and equipment	2,055	1,749

Total	¥50,029	¥37,426

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2013	2012
Short-term borrowings	¥1,407	¥669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199

Total	¥42,399	¥31,668

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the “BBB—” rating by Rating and Investment Information, Inc. The minimum net worth covenant states that total equity be maintained at more than ¥495.1 billion on the consolidated financial statement basis and more than ¥307.3 billion on the separate financial statement basis (the parent company’s). The Company is in compliance with these restrictive covenants at March 31, 2013.